SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Allowance for doubtful accounts receivable	$ 294,778	$ 302,634	$ 426,953
Outstanding balance of the housing loans	$ 6,100,000	$ 2,400,000